Schedule of Investments (unaudited) April 30, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 95.8%

California — 92.6%

County/City/Special District/School District — 25.5%
California Statewide Communities Development Authority, RB, Statewide Community Infrastructure Program, Series A(a):
5.00%, 09/02/39	$290	$323,858
5.00%, 09/02/44	170	187,848
5.00%, 09/02/48	170	187,236
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 05/01/31	500	542,095
6.50%, 05/01/36	1,210	1,320,739
6.50%, 05/01/42	2,225	2,429,077
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A:
Green Bond, 5.00%, 07/01/44	2,000	2,407,700
5.00%, 07/01/42	10,675	12,652,223
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,512,277
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,880	3,116,362
Glendale Community California College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	5,000	6,017,500
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	12,500	15,012,000
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,035	3,044,864
Mount San Antonio Community College District, GO, Refunding Election of 2018, Series A, 5.00%, 08/01/44	6,000	7,307,280
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District, 5.00%, 10/01/41	8,000	9,306,640
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	3,375	3,768,761
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,316,061
Santa Monica Public Financing Authority, RB, Downtown Fire Station Project, 5.00%, 07/01/42	1,250	1,473,425

Security	Par (000)	Value

County/City/Special District/School District (continued)
State of California, GO, Refunding Various Purposes-Bid Group, 5.00%, 08/01/37	$15,000	$18,211,800
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 08/01/19(b)	4,000	4,045,240
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	335	371,870
5.00%, 09/01/43	515	569,781
5.00%, 09/01/48	570	629,668
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 08/01/21(b)	3,445	3,742,131
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,906,093
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,862,275
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	4,670	5,084,462

		120,349,266

Education — 6.8%
California Educational Facilities Authority, Refunding RB, San Francisco University(b):
6.13%, 10/01/21	3,075	3,415,526
6.13%, 10/01/21	3,205	3,563,960
California Municipal Finance Authority, RB, Emerson College, 5.75%, 01/01/22(b)	2,500	2,780,550
California Municipal Finance Authority, Refunding RB, William Jessup University(a):
5.00%, 08/01/39	425	459,629
5.00%, 08/01/48	510	544,930
California State University, Refunding RB, System wide, Series A:
5.00%, 11/01/33	5,640	6,683,400
4.00%, 11/01/37	2,375	2,567,114
University of California, Refunding RB:
General, Series AZ, 5.00%, 05/15/43	5,985	7,131,127

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Series AR, 5.00%, 05/15/38	$4,250	$4,942,835

		32,089,071

Health — 11.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(b)	4,975	5,033,058
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 09/01/19(b)	6,710	6,802,598
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,183,145
Sutter Health, Series A, 5.00%, 11/15/41	3,000	3,413,400
Sutter Health, Series B, 6.00%, 08/15/20(b)	6,015	6,359,960
California Health Facilities Financing Authority, Refunding RB:
Dignity Health, Series A, 6.00%, 07/01/19(b)	4,520	4,552,363
Sutter Health, Series B, 5.00%, 11/15/46	5,565	6,391,514
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.50%, 12/01/58(c)	930	1,056,750
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,288,960
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	7,750	9,194,523

		56,276,271

Housing — 0.8%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(c)	3,470	3,687,291

State — 4.5%
Hayward Area Recreation & Park District, GO, Series A, 5.00%, 08/01/42	4,950	5,830,456

Security	Par (000)	Value

State (continued)
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.50%, 11/01/33	$4,940	$5,625,524
Sub-Series I-1, 6.38%, 11/01/19(b)	5,025	5,148,716
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	4,335	4,874,057

		21,478,753

Tobacco — 5.8%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	1,135	1,134,932
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	18,670	18,272,142
Series A-2, 5.00%, 06/01/47	475	464,878
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	2,009,900
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	4,425	4,450,798
5.13%, 06/01/46	885	886,026

		27,218,676

Transportation — 16.9%
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	16,535	19,076,760
City & County of San Francisco California Airports Commission, ARB, Second Series E, 6.00%, 05/01/39	5,000	5,000,000
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, AMT:
Series A, 5.00%, 05/15/37	3,515	4,157,612
Series A, 5.00%, 05/15/44	2,885	3,367,026
Series B, 5.00%, 05/15/36	2,100	2,418,297
Sub-Series A, 5.00%, 05/15/42	4,220	4,800,967

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB:
Los Angeles International Airport, AMT, 5.00%, 05/15/36	$600	$722,568
Los Angeles International Airport, Senior Series A, 5.00%, 05/15/34	4,000	4,005,120
Subordinate, AMT, Series A, 5.00%, 05/15/38	5,000	5,974,850
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	3,875	4,113,894
6.25%, 03/01/34	2,650	2,844,431
County of Riverside Transportation Commission, Refunding RB, Series A, 5.00%, 06/01/38	2,150	2,557,705
County of Sacramento California Airport System Revenue, Refunding RB, Series B, 5.00%, 07/01/38	1,500	1,805,850
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	12,500	14,456,500
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	4,135	4,629,918

		79,931,498

Utilities — 20.4%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	2,956,603
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	10,670	12,471,416
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	8,000	9,615,280
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(b)	5,625	6,139,856
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	5,000	5,423,800

Security	Par (000)	Value

Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Green Bond, Series D, 5.00%, 11/01/32	$10,325	$12,693,555
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	2,425	2,617,254
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/45	3,230	3,823,997
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,439,900
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	5,000	5,870,000
5.25%, 07/01/44	3,000	3,561,210
Water System, 5.00%, 07/01/44	1,500	1,756,935
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	6,000	6,948,600
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	10,985,125

		96,303,531

Total Municipal Bonds in California		437,334,357

Multi-State — 0.4%

Housing — 0.4%
Centerline Equity Issuer Trust(c):
Series A-4-2, 6.00%, 10/31/52	1,000	1,000,000
Series B-3-2, 6.30%, 10/31/52	1,000	1,000,000

Total Municipal Bonds in Multi-State		2,000,000

Puerto Rico — 2.8%

State — 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	43	43,622
4.75%, 07/01/53	1,719	1,641,817

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
5.00%, 07/01/58	$3,763	$3,708,662

		5,394,101

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	505	510,631

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	3,865	3,802,194
5.13%, 07/01/37	1,105	1,087,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	2,550	2,553,187

		7,442,425

Total Municipal Bonds in Puerto Rico		13,347,157

Total Municipal Bonds — 95.8% (Cost — $433,237,590)		452,681,514

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 72.9%

California — 72.9%

County/City/Special District/School District — 26.7%
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	5,000	5,023,375
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(e)	12,902	13,502,707
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	20,132	20,357,482
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,395,179
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	10,487	10,586,166

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/47	$10,000	$11,710,900
San Francisco California Bay Area Rapid Transit District, GO, Election 2016, Green Bond, Series A, 5.00%, 08/01/47	10,615	12,550,599
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	16,490,760
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,430,803
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	12,020,300

		126,068,271

Education — 15.9%
University of California, RB:
Limited Project, Series M, 5.00%, 05/15/42	10,000	11,695,100
Series AM, 5.25%, 05/15/44	5,000	5,722,475
Series O, 5.75%, 05/15/19(b)	12,303	12,321,512
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	11,791	13,532,910
Series AI, 5.00%, 05/15/38	14,225	15,818,545
Series I, 5.00%, 05/15/40	14,065	16,043,803

		75,134,345

Health — 9.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	11,620	13,220,190
5.00%, 08/15/52	9,695	10,583,665
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	20,478,791

		44,282,646

State — 2.5%
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	10,165	11,734,261

Transportation — 12.0%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	8,720	9,928,810

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Sub-Series A, 5.00%, 05/15/42	$22,710	$25,829,185
Series D, 5.00%, 05/15/41	18,632	20,960,054

		56,718,049

Utilities — 6.4%
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(b)	10,480	10,584,695
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	6,412	7,362,699

Security	Par (000)	Value

Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(b)	$12,460	$12,474,205

		30,421,599

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 72.9% (Cost — $335,879,320)		344,359,171

Total Long-Term Investments — 168.7% (Cost — $769,116,910)		797,040,685

Total Investments — 168.7% (Cost — $769,116,910)		797,040,685

Other Assets Less Liabilities — 2.1%		9,693,387

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.5)%		(163,061,545)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (36.3)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$472,372,527

(a)	When-issued security.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on May 18, 2020, is $6,798,086.

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class*	—	—	—	$—	$16,135	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	6,190,589	(6,190,589)	—	—	7,151	—	(610)

				$—	$23,286	$—	$(610)

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	139	06/19/19	$17,190	$(30,429)
Long U.S. Treasury Bond	178	06/19/19	26,249	(61,756)
5-Year U.S. Treasury Note	1	06/28/19	116	(736)

				$(92,921)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$797,040,685	$—	$797,040,685

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(92,921)	$—	$—	$(92,921)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(162,130,035)	$—	$(162,130,035)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(333,430,035)	$—	$(333,430,035)

7